WILLIAM BLAIR FUNDS

The Supplements dated November 30, 2012 to the Class N Prospectus, Class I Prospectus and Institutional Class Prospectus dated May 1, 2012 filed with the Securities and Exchange Commission on November 30, 2012 (accession number 0001193125-12-487746) are hereby rescinded.

Dated: December 10, 2012

WILLIAM BLAIR FUNDS

222 West Adams Street

Chicago, Illinois 60606